Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company had three reporting units as of December 31 2016. Starting from April 2017, Search Services and Transaction Services were combined into one reporting unit, namely, Baidu Core, resulting in two reporting units, Baidu Core and iQIYI, as of December 31, 2017 and 2018.

The changes in the carrying amount of goodwill for each reporting unit from December 31, 2016 to March 31, 2017 were as follows:

	Search Services	Transaction Services	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2016	10,785	1,281	3,276	15,342
Goodwill acquired	499	—	—	499

Balance at March 31, 2017	11,284	1,281	3,276	15,841

The changes in the carrying amount of goodwill for each reporting unit after March 31, 2017 was as follows:

	Baidu Core	iQIYI	Total
	RMB	RMB	RMB
	(In millions)
Balance at March 31, 2017	12,565	3,276	15,841
Goodwill acquired	81	—	81
Goodwill disposed	(116)	—	(116)

Balance at December 31, 2017	12,530	3,276	15,806

Goodwill acquired	2,750	612	3,362
Goodwill disposed	(569)	—	(569)
Foreign currency translation and other adjustments	(63)	—	(63)

Balance at December 31, 2018	14,648	3,888	18,536

Balance at December 31, 2018, in US$	2,130	566	2,696

Intangible Assets

	As of December 31, 2017
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
	(In millions)
Land use right	464	(193)	271
Customer relationships	463	(463)	—
Software	537	(499)	38
Trademarks	579	(464)	115
User list	677	(667)	10
Licensed copyrights	9,384	(4,826)	4,558
Others	1,066	(591)	475

	13,170	(7,703)	5,467

	As of December 31, 2018
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In millions)
Land use right	464	(199)	265	39
Customer relationships	589	(476)	113	16
Software	693	(513)	180	26
Trademarks	942	(501)	441	64
User list	684	(681)	3	—
Licensed copyrights	18,081	(11,324)	6,757	983
Others	2,291	(869)	1,422	207

	23,744	(14,563)	9,181	1,335

The Company recognized impairment loss on intangible assets excluding licensed copyrights of RMB1 million, RMB139 million and RMB5 million (US$0.7 million) for the years ended December 31, 2016, 2017 and 2018, respectively.

Amortization expense of intangible assets and licensed copyrights were RMB4.9 billion, RMB7.9 billion and RMB12.5 billion (US$1.8 billion), for the years ended December 31, 2016, 2017 and 2018 respectively.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In millions)
For the years ending December 31, 2019	4,096	596
2020	2,566	373
2021	1,196	174
2022	348	51
2023	308	45

The carrying amounts of intangible assets with an indefinite useful life were insignificant as of December 31, 2017 and 2018.